Employee Benefits - Narrative (Detail) $ in Millions	1 Months Ended	10 Months Ended	12 Months Ended
	Aug. 31, 2018	Jun. 30, 2019 Employee	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans			$ 21,200	$ 19,500
Collective bargaining arrangement, term	4 years
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes						$ 2,900
Change in defined benefit and postretirement plans, due to change in prior service credit, tax						$ 1,800
Defined benefit plan, reclassification adjustment from AOCI			$ 658	$ 658	$ 658
Discount Rate			3.30%	4.40%	3.70%	4.20%
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)			10 years
Number of allocated shares of common stock in ESOP (in shares) | shares			49,000,000
Number of unallocated shares of common stock in ESOP (in shares) | shares			0
Total savings plan cost			$ 897	$ 1,100	$ 838
Pension and benefit credits (charges)			126	2,300	(911)
Severance, pension and benefit (credits) charges				(2,100)	1,400
Severance costs			204	2,157	497
Decrease in Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)			4,300	2,600	(2,600)
Other Assumption Adjustments
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)			(1,900)	(1,700)	320
Healthcare Claims and Trend Adjustments
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)			1,600	1,600
Difference Between Estimated Return on Assets and Actual Return On Assets
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)			(2,300)	$ (1,900)	$ 1,200
Expected return on plan assets				7.00%	7.00%
Actual return on assets				(2.70%)	14.00%
Effect Of Participants Retiring
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)				$ (177)
Use of Updated Actuarial Tables
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)					$ 227
Minimum
Defined Benefit Plan Disclosure [Line Items]
Selected bonds			300
Selling, general and administrative expense
Defined Benefit Plan Disclosure [Line Items]
Severance costs			$ 260
2018 Voluntary Separation Program
Defined Benefit Plan Disclosure [Line Items]
Number of eligible employees separated | Employee		10,400
Severance costs				1,800
Severance costs, after-tax				1,400
Other Existing Separation Program
Defined Benefit Plan Disclosure [Line Items]
Severance costs				339	497
Return Seeking Assets | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets			48.00%
Return Seeking Assets | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets			68.00%
Liability Hedging Assets | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets			35.00%
Liability Hedging Assets | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets			55.00%
Cash and cash equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets			15.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes				(230)
Change in defined benefit and postretirement plans, due to change in prior service credit, tax				170
Increase (decrease) of benefit plan obligations for plan amendment			$ 0	$ 230
Defined benefit plan, reclassification adjustment from AOCI, amortization period						12 years 2 months 12 days
Expected amortization of prior service cost next fiscal year			$ 61
Discount Rate			3.30%	4.40%
Pension and other postretirement benefit obligations			$ 21,248	$ 19,567	$ 21,531
Defined benefit plan contributions by employer			371	1,066
Pension and benefit credits (charges)			$ (2,860)	$ 1,418
Expected return on plan assets			6.80%	7.00%	7.70%
Pension | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer			$ 300
Pension | Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer			71
Defined benefit plan contributions by employer in next fiscal year			70
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes					$ 317
Change in defined benefit and postretirement plans, due to change in prior service credit, tax					210
Increase (decrease) of benefit plan obligations for plan amendment			(22)	$ (8)	(527)
Defined benefit plan, reclassification adjustment from AOCI, amortization period						7 years 9 months 18 days
Expected amortization of prior service cost next fiscal year			$ (1,000)
Discount Rate			3.20%	4.30%
Pension and other postretirement benefit obligations			$ 15,669	$ 16,364	$ 19,460
Defined benefit plan contributions by employer			449	1,183
Defined benefit plan contributions by employer in next fiscal year			700
Pension and benefit credits (charges)			$ 414	$ 2,729
Expected return on plan assets			4.30%	4.80%	4.50%
Pension and Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Discount Rate			3.30%